Debt - Components of Debt (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Sep. 23, 2016	Jun. 01, 2016	Jan. 08, 2016	Dec. 27, 2014
Debt Instrument [Line Items]
Contractual Maturity		Mar. 31, 2017
Debt component					$ 314,000
Debt component	$ 3,831,350	$ 4,733,136				$ 4,698,592
Add unamortized premium		11,652				14,982
Current portion of long-term debt	(75,230)	(62,639)				(51,877)
LONG-TERM DEBT	3,756,120	4,682,149				4,661,697
Total debt	$ 3,831,350	$ 4,733,136				4,698,592
Amended and Restated 2016 Term Loan [Member]
Debt Instrument [Line Items]
Contractual Maturity	Jun. 27, 2023
Interest Rate	4.00%
Debt component	$ 2,180,675
Senior Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity	Jun. 15, 2024	Jun. 30, 2019
Interest Rate	5.88%	8.50%		8.50%
Debt component	$ 592,577	$ 1,334,835				1,332,561
Add unamortized premium		12,000				15,000
Old Senior Notes [Member]
Debt Instrument [Line Items]
Debt component		1,334,835
Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Debt component	$ 315,325	$ 270,406				189,232
Minimum [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Contractual Maturity	2018	2018
Interest Rate	2.36%	3.11%
Maximum [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Contractual Maturity	2025	2025
Interest Rate	6.18%	6.18%
ABL Facility [Member]
Debt Instrument [Line Items]
Contractual Maturity	Oct. 20, 2020	Dec. 31, 2018
Debt component	$ 30,000
Interest Rate	3.04%
2012 ABS Facility [Member]
Debt Instrument [Line Items]
Contractual Maturity	Sep. 30, 2018	Sep. 30, 2018
Debt component					$ 75,000
Interest Rate	1.76%	1.40%
Debt component	$ 680,000	$ 586,000				636,000
Amended 2011 Term Loan [Member]
Debt Instrument [Line Items]
Contractual Maturity		Mar. 31, 2019
Interest Rate		4.50%
Debt component		$ 2,037,652				2,059,110
Other Debt [Member]
Debt Instrument [Line Items]
Debt component	$ 32,773	$ 33,325				11,795
Other Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Contractual Maturity	2018	2018
Interest Rate	5.75%	5.75%
Other Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Contractual Maturity	2031	2031
Interest Rate	9.00%	9.00%
CMBS Fixed Facility [Member]
Debt Instrument [Line Items]
Contractual Maturity		Aug. 01, 2017
Interest Rate		6.38%	6.38%
Debt component		$ 470,918	$ 471,000			$ 469,894